1
The Gabelli Focused Growth and Income Fund
Schedule of Investments — June 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 83 .5%
Automotive: Parts and Accessories — 1 .0%
6,000 Aptiv plc † ................................................. $ 422,520
Building and Construction — 2 .1%
7,000 Herc Holdings Inc. .................................... 933,030
Computer Software and Services — 2 .1%
5,000 Alphabet Inc. , Cl. C ................................... 917,100
Energy and Utilities — 26 .7%
157,500 Energy Transfer LP ................................... 2,554,650
107,500 Enterprise Products Partners LP ............... 3,115,350
100,000 Kinder Morgan Inc. ................................... 1,987,000
47,500 New Fortress Energy Inc. .......................... 1,044,050
74,334 NextEra Energy Partners LP ...................... 2,054,592
25,000 PNM Resources Inc. ................................. 924,000
11,679,642
Entertainment — 0 .2%
7,500 Paramount Global , Cl. B ............................ 77,925
Financial Services — 6 .4%
18,000 Apollo Global Management Inc. ................ 2,125,260
7,000 Morgan Stanley ........................................ 680,330
2,805,590
Food and Beverage — 5 .3%
100,000 Maple Leaf Foods Inc. .............................. 1,675,377
8,000 Mondelēz International Inc. , Cl. A .............. 523,520
1,000 Post Holdings Inc. † .................................. 104,160
2,303,057
Health Care — 4 .0%
5,500 AbbVie Inc. .............................................. 943,360
30,000 Option Care Health Inc. † ........................... 831,000
1,774,360
Metals and Mining — 2 .1%
21,750 Newmont Corp. ........................................ 910,673
Real Estate Investment Trusts — 24 .7%
190,000 Blackstone Mortgage Trust Inc. , Cl. A ........ 3,309,800
175,698 Franklin BSP Realty Trust Inc. ................... 2,213,795
128,133 Medical Properties Trust Inc. .................... 552,253
6,500 Simon Property Group Inc. ....................... 986,700
130,000 VICI Properties Inc. .................................. 3,723,200
10,785,748
Specialty Chemicals — 0 .7%
3,250 International Flavors & Fragrances Inc. ..... 309,432
Telecommunications — 8 .2%
160,000 AT&T Inc. ................................................. 3,057,600
4,000 GCI Liberty Inc., Escrow † ......................... 0
3,000 T-Mobile US Inc. ...................................... 528,540
3,586,140
TOTAL COMMON STOCKS ........................ 36,505,217
Shares
Market
Value
PREFERRED STOCKS — 11 .6%
Diversified Industrial — 2 .3%
20,440 Babcock & Wilcox Enterprises Inc. ,
8.125% , 02/28/26 ................................. $ 403,690
25,018 Steel Partners Holdings LP , Ser. A ,
6.000% , 02/07/26 ................................. 598,180
1,001,870
Financial Services — 2 .8%
36,528 FTAI Aviation Ltd. , Ser. A , 8.250% ............. 914,296
25,874 Greenidge Generation Holdings Inc. ,
8.500% , 10/31/26 ................................. 291,859
1,206,155
Retail — 6 .5%
68,051 Qurate Retail Inc. , 8.000% , 03/15/31 ........ 2,861,545
TOTAL PREFERRED STOCKS .................... 5,069,570
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 4 .9%
$ 2,140,000 U.S. Treasury Bills,
5.283 % to 5.319% †† ,
07/05/24 to 09/26/24 ............................ 2,128,081
TOTAL INVESTMENTS — 100.0%
(Cost $ 32,457,511 ) ............................... $ 43,702,868
† Non-income producing security.
†† Represents annualized yields at dates of purchase.